Note 12 - Financings (Table)	12 Months Ended
Dec. 31, 2010
Financings [Abstract]
Short-term debt [Table Text Block]

	As of December 31,
	Current		Non- current
	2010	2009	2010	2009
Abroad
Financial institutions	6,381	5,307	17,460	10,421
Bearer bonds - Notes	587	583	11,573	11,723
Suppliers	-	-	5	6
Trust Certificates - Senior/Junior	71	70	194	263
Other	2	2	302	384

	7,041	5,962	29,534	22,797

In Brazil
BNDES	1,269	842	19,384	18,181
Debentures - BNDES	148	137	496	518
Debentures - Other financial institutions	41	807	931	802
FINAME - Earmarked for construction of Bolívia -
Brazil gas pipeline	42	44	233	58
Advance on exchange contracts (ACC)	22	3	-	-
Export credit notes	66	632	6,295	3,548
Bank credit certificate	32	4	2,164	2,071
Other	299	-	1,434	1,066

	1,919	2,469	30,937	26,244

	8,960	8,431	60,471	49,041

Interest on debt	869	766
Current portion of long-term debt	2,883	3,406
Current debt	5,208	4,259

Total debt	8,960	8,431

Composition of foreign currency denominated debt by currency [Table Text Block]

	As of December 31,
	2010	2009
Currencies:
United States dollars	27,583	21,339
Japanese Yen	1,651	1,377
Euro	131	53
Other	169	28

	29,534	22,797

Maturities of the principal of long-term debt [Table Text Block]

2012	4,137
2013	2,503
2014	3,517
2015	5,311
2016	22,596
2017 and thereafter	22,407

60,471

Interest rates on long-term debt [Table Text Block]

	As of December 31,
	2010	2009
Foreign currency
6% or less	21,900	13,943
Over 6% to 8%	6,285	7,102
Over 8% to 10%	1,219	1,615
Over 10% to 12%	33	32
Over 12%	97	105

	29,534	22,797
Local currency
6% or less	2,426	1,433
Over 6% to 8%	17,932	14,437
Over 8% to 10%	592	5,147
Over 10% to 12%	9,987	5,227

	30,937	26,244

	60,471	49,041

Issuance of long-term debt, Abroad [Table Text Block]

		Amount
Company	Date	US$ million	Maturity	Description

Petrobras	Feb/2010	2,000	2019	Financing obtained from the China
				Development Bank (CDB), with a cost of
Petrobras	March/2010	2,000	2019	Libor plus spread of 2.8% p.a.

				Financing obtained from the Credit Agriclole
PNBV	Apr/2010	1,000	2015	and Investment Bank, at a rate of Libor plus
				spread of 1.625% p.a.

				Financing obtained from the Standard
PNBV	Jul/2010	1,000	2017	Chartered Bank, at a rate of Libor plus 1.79%
				p.a.

				Financing obtained from the Citibank, at a rate
PNBV	Aug/2010	1,000	2015	of Libor plus 1.61% p.a.

PNBV	Nov/2010	500	2016	Loan from Société Générale - Libor plus
				1.62%p.a.

PNBV	Nov/2010	314	2021	Loan from Citibank and EKSPORTFINANS -
				Libor plus 0.725% p.a.

		7,814

Issuance of long-term debt, In Brazil [Table Text Block]

		Amount
Company	Date	(US$ million)	Maturity	Description

				Export credit note with an interest rate
Refap	Feb and	360	2015	between 109.4% and 109.5% of average
	Mar/2010			rate of CDI.

				Financing obtained from Banco do
Petrobras	Jun/2010		2016	Brasil, through issuance of export credit
		1,320		notes at a rate of 110.5% of average rate
				of CDI + flat fee of 0.85%.

				Financing obtained from Caixa
Petrobras	Jun/2010		2017	Economica Federal, through issuance of
		1,200		export credit notes at a rate of 112.9%
				of average rate of CDI.

				Financing obtained from Banco do
				Brasil, through the issuance of export
Petrobras	Nov/10	2,371	2016	credit notes at a rate of 109% of average
				rate of CDI + flat fee of 1.25%.

		5,251

Financing with official credit agencies , Abroad [Table Text Block]

		Amount in US$
Company	Agency	Contracted	Used	Balance	Description
	China				Libor +2.8% p.a.
Petrobras	Development	10,000	7,000	3,000
	Bank

Financing with official credit agencies , In Brazil [Table Text Block]

		Amount in US$
Company	Agency	Contracted	Used	Balance	Description

					Program for Modernization and
Transpetro (*)	BNDES	5,404	326	5,078	Expansion of the FLEET
					(PROMEF) - TJLP+2.5% p.a. +
					3% p.a. for imported products.

Transportadora					Coari-Manaus gas pipeline -
Urucu Manaus	BNDES	1,910	1,896	14	TJLP+1.76%/1.96% p.a.
TUM(**)

Transportadora					Cacimbas-Catu gas pipeline
GASENE	BNDES	1,329	1,329	-	(GASCAC) - TJLP+1.96% p.a.

Transportadora					Cabiúnas - Vitoria gas pipeline
GASENE	BNDES	570	570	-	(GASCAV) - TJLP+1.96% p.a.

	Banco do				Commercial Credit Certificate
Petrobras	Brasil	300	212	88	(FINAME) - 4.5% p.a.

	Caixa				Bank Credit Certificate -
Petrobras	Economica	180	-	180	revolving credit - 110% of
	Federal				average CDI.